Organization and Business Description (Details) $ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 03, 2023 $ / shares shares	Sep. 27, 2020	Sep. 13, 2019	Aug. 13, 2019	Aug. 07, 2009 USD ($)	Aug. 07, 2009 CNY (¥)
Organization and Business Description (Details) [Line Items]
Registered capital							$ 880,000	¥ 6
Revenue-producing assets	$ 1,626,516	$ 1,692,838
Accumulated depreciation	934,222	762,803
Property, plant and equipment net	692,294	930,035
Deen Global [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage					100.00%	100.00%
Xinjiang United Family [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage				100.00%
Forecast [Member]
Organization and Business Description (Details) [Line Items]
Ordinary shares (in Shares) | shares			3,390,000
Offering price per share (in Dollars per share) | $ / shares			$ 4
Bakery production equipment [Member]
Organization and Business Description (Details) [Line Items]
Revenue-producing assets	422,226	323,931
Office equipment and furniture [Member]
Organization and Business Description (Details) [Line Items]
Revenue-producing assets	75,555	63,643
Leasehold Improvements [Member]
Organization and Business Description (Details) [Line Items]
Revenue-producing assets	$ 1,128,735	$ 1,305,264